Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 61.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$117	$ 119,537
Series 3866, Class DF, 5.904%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	947,930
Series 4102, Class DF, 5.50%, (30-day SOFR Average + 1.264%, Cap 5.50%), 9/15/42(1)	271	235,022
Series 4159, Class FP, 5.00%, (30-day SOFR Average + 1.014%, Cap 5.00%), 11/15/42(1)	611	534,409
Series 4180, Class KF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 1/15/43(1)	3,145	2,739,902
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(1)	540	454,319
Series 4223, Class NF, 5.378%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,688,245
Series 4249, Class CF, 5.228%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	6,994,255
Series 4299, Class JG, 2.50%, 7/15/43	347	328,906
Series 4389, Class CA, 3.00%, 9/15/44	1,143	1,021,718
Series 4619, Class KF, 5.00%, (30-day SOFR Average + 0.864%, Cap 5.00%), 6/15/39(1)	710	687,970
Series 4678, Class PC, 3.00%, 1/15/46	1,065	1,000,049
Series 4876, Class FA, 5.154%, (30-day SOFR Average + 0.814%), 5/15/49(1)	5,126	5,094,182
Series 4995, Class ZN, 2.50%, 7/25/50	1,089	603,682
Series 5031, Class Z, 2.50%, 10/25/50	8	4,059
Series 5037, Class ZQ, 2.00%, 11/25/50	807	387,644
Series 5038, Class Z, 2.50%, 10/25/50	4	1,849
Series 5039, Class ZJ, 2.00%, 11/25/50	370	164,134
Series 5058, Class Z, 2.00%, 1/25/51	739	338,287
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	2,886,342
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	4,058,644
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	3,945,987
Series 5093, Class Z, 3.00%, 1/25/51	1	583
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,267
Series 5101, Class EZ, 2.00%, 3/25/51	2,116	840,323
Series 5104, Class WZ, 3.00%, 4/25/51	958	599,768
Series 5114, Class ZH, 3.00%, 5/25/51	467	257,352
Series 5123, Class JZ, 2.00%, 7/25/51	808	387,174
Series 5129, Class HZ, 1.25%, 4/25/50	1,673	676,432
Series 5129, Class WZ, 3.00%, 8/25/50	1	587
Series 5129, Class ZE, 3.00%, 9/25/50	219	121,038
Series 5129, Class ZH, 3.00%, 7/25/50	1	618
Series 5129, Class ZW, 3.00%, 8/25/50	1	412
Series 5140, Class WZ, 2.50%, 9/25/51	7,146	4,458,923
Series 5159, Class MZ, 3.00%, 11/25/51	1,067	656,680
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5159, Class ZT, 3.00%, 11/25/51	$8,599	$ 5,795,438
Series 5160, Class ZW, 3.00%, 8/25/50	2,851	2,048,906
Series 5169, Class JZ, 3.00%, 1/25/49	404	197,501
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,092,694
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,443,262
Series 5543, Class CS, 6.45%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(2)	3,667	3,787,492
Series 5418, Class FC, 5.75%, (30-day SOFR Average + 1.40%), 6/25/54(1)	36,030	36,105,423
Series 5460, Class UZ, 6.50%, 10/25/54	1,698	1,687,537
Series 5461, Class Z, 6.50%, 10/25/54	7,847	7,745,207
Series 5462, Class Z, 6.50%, 10/25/54	6,265	6,181,366
Series 5478, Class SG, 5.94%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(2)	5,814	5,937,216
Series 5489, Class S, 6.05%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,867	5,052,411
Series 5500, Class SC, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(2)	13,910	15,084,958
Series 5502, Class FD, 5.95%, (30-day SOFR Average + 1.60%), 2/25/55(1)	46,340	46,621,814
Series 5508, Class AS, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	13,891	15,160,621
Series 5508, Class DS, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,707	4,131,374
Series 5508, Class SC, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	9,215	10,195,622
Series 5511, Class LT, 8.30%, (30-day SOFR Average + 3.95%), 3/25/55(1)	3,552	3,664,004
Series 5511, Class TE, 8.30%, (30-day SOFR Average + 3.95%), 3/25/55(1)	1,912	1,972,029
Series 5513, Class MQ, 8.10%, (30-day SOFR Average + 3.95%), 6/25/54(1)	9,341	9,541,389
Series 5516, Class HZ, 6.00%, 3/25/55	12,303	12,563,113
Series 5517, Class NA, 8.30%, (30-day SOFR Average + 3.95%), 3/25/55(1)	7,083	7,285,045
Series 5517, Class NT, 8.30%, (30-day SOFR Average + 3.95%), 3/25/55(1)	6,531	6,741,056
Series 5523, Class ZC, 6.50%, 11/25/53	2,838	2,838,381
Series 5523, Class ZW, 6.50%, 4/25/55	5,227	5,269,539
Series 5529, Class MA, 8.15%, (30-day SOFR Average + 3.80%), 3/25/55(1)	3,344	3,426,340
Series 5549, Class JF, 5.90%, (30-day SOFR Average + 1.55%), 6/25/55(1)	80,626	81,178,315
Series 5563, Class TV, 8.011%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(2)	6,000	6,157,316
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	7,061	1,227,496
Series 354, Class C15, 3.50%, 11/15/46	6,619	1,349,314
Series 362, Class C11, 4.00%, 12/15/47	3,410	742,852
Series 362, Class C12, 4.00%, 12/15/47	6,966	1,412,331
Series 362, Class C7, 3.50%, 9/15/47	11,563	2,255,204

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 380, Class C5, 3.50%, 1/25/50	$8,136	$ 1,615,148
Series 3030, Class SL, 1.646%, (5.986% - 30-day SOFR Average), 9/15/35(2)	652	41,806
Series 3114, Class TS, 2.196%, (6.536% - 30-day SOFR Average), 9/15/30(2)	580	17,437
Series 3339, Class JI, 2.136%, (6.476% - 30-day SOFR Average), 7/15/37(2)	556	42,406
Series 4094, Class CS, 1.546%, (5.886% - 30-day SOFR Average), 8/15/42(2)	423	43,916
Series 4109, Class SA, 1.746%, (6.086% - 30-day SOFR Average), 9/15/32(2)	671	38,638
Series 4497, Class CS, 1.746%, (6.086% - 30-day SOFR Average), 9/15/44(2)	109	3,209
Series 4507, Class EI, 4.00%, 8/15/44	1,858	201,063
Series 4507, Class MI, 3.50%, 8/15/44	121	4,006
Series 4549, Class DS, 1.446%, (5.786% - 30-day SOFR Average), 8/15/45(2)	533	31,673
Series 4601, Class IN, 3.50%, 7/15/46	11,284	2,093,911
Series 4625, Class BI, 3.50%, 6/15/46	2,223	395,968
Series 4637, Class IP, 3.50%, 4/15/44	47	727
Series 4749, Class IL, 4.00%, 12/15/47	774	160,396
Series 4768, Class IO, 4.00%, 3/15/48	900	186,501
Series 4768, Class KI, 4.00%, 11/15/47	1,565	315,786
Series 4772, Class PI, 4.00%, 1/15/48	977	202,625
Series 4791, Class SA, 1.746%, (6.086% - 30-day SOFR Average), 5/15/48(2)	3,828	468,093
Series 4796, Class AS, 1.746%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,424	296,911
Series 4808, Class IB, 4.00%, 5/15/48	3,774	796,917
Series 4966, Class SY, 1.586%, (5.936% - 30-day SOFR Average), 4/25/50(2)	3,716	498,613
Series 5008, Class IE, 2.00%, 9/25/50	30,510	4,073,780
Series 5010, Class I, 2.00%, 9/25/50	27,001	3,502,322
Series 5010, Class IB, 2.00%, 9/25/50	39,811	5,122,752
Series 5010, Class IN, 2.00%, 9/25/50	45,428	5,833,988
Series 5010, Class NI, 2.00%, 9/25/50	13,375	1,735,485
Series 5016, Class UI, 2.00%, 9/25/50	12,739	1,639,281
Series 5017, Class DI, 2.00%, 9/25/50	26,389	3,395,653
Series 5019, Class CI, 2.00%, 10/25/50	21,614	2,807,834
Series 5020, Class CI, 2.00%, 9/25/50	5,322	670,728
Series 5024, Class CI, 2.00%, 10/25/50	54,115	6,974,515
Series 5025, Class GI, 2.00%, 10/25/50	9,360	1,218,349
Series 5028, Class TI, 2.00%, 10/25/50	11,405	1,114,014
Series 5038, Class DI, 2.00%, 11/25/50	66,651	8,575,665
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	27,171	835,666
Series 5156, Class IP, 3.00%, 12/25/49	20,522	3,275,257
Series 5191, Class IB, 2.50%, 2/25/51	44,815	7,365,080
Security	Principal Amount (000's omitted)	Value
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	$564	$ 509,399
Series 239, Class PO, 0.00%, 8/15/36	382	301,682
Series 246, Class PO, 0.00%, 5/15/37	905	740,695
Series 3072, Class WO, 0.00%, 11/15/35	310	258,916
Series 3342, Class KO, 0.00%, 7/15/37	125	104,918
Series 3476, Class PO, 0.00%, 7/15/38	173	134,700
Series 3862, Class PO, 0.00%, 5/15/41	351	276,325
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,698,074
Federal National Mortgage Association:
Series G97-4, Class FA, 5.259%, (30-day SOFR Average + 0.914%), 6/17/27(1)	18	18,398
Series 2009-48, Class WA, 5.793%, 7/25/39(5)	121	121,906
Series 2009-62, Class WA, 5.579%, 8/25/39(5)	166	167,220
Series 2010-112, Class DZ, 4.00%, 10/25/40	259	242,603
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	102	99,190
Series 2012-51, Class FD, 5.045%, (30-day SOFR Average + 0.694%), 5/25/42(1)	12,639	12,476,311
Series 2012-103, Class ZP, 3.00%, 9/25/42	851	566,586
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	246,268
Series 2012-128, Class WS, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	547	366,722
Series 2012-134, Class ZT, 2.00%, 12/25/42	956	685,657
Series 2013-52, Class GA, 1.00%, 6/25/43	517	440,384
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(2)	2,651	1,758,253
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(1)	631	597,190
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	626,814
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(2)	1,883	1,118,957
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,128,913
Series 2017-15, Class LE, 3.00%, 6/25/46	85	83,105
Series 2017-56, Class KF, 5.428%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	532,234
Series 2017-56, Class KS, 0.572%, (4.886% - 30-day SOFR Average), 7/25/47(2)	314	153,717
Series 2019-1, Class FA, 5.065%, (30-day SOFR Average + 0.714%), 2/25/49(1)	4,959	4,836,905
Series 2019-8, Class FD, 5.165%, (30-day SOFR Average + 0.814%), 3/25/49(1)	15,554	15,453,631
Series 2019-9, Class LF, 5.015%, (30-day SOFR Average + 0.664%), 3/25/49(1)	5,782	5,685,737

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2019-16, Class AF, 5.015%, (30-day SOFR Average + 0.664%), 4/25/49(1)	$5,853	$ 5,734,682
Series 2020-63, Class ZN, 3.00%, 9/25/50	326	185,075
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,454	730,028
Series 2020-95, Class BZ, 2.50%, 1/25/51	334	163,485
Series 2020-96, Class EZ, 2.50%, 1/25/51	686	343,307
Series 2020-96, Class KZ, 2.50%, 1/25/51	326	163,445
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,108	584,046
Series 2021-11, Class KZ, 3.00%, 6/25/50	580	357,859
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,387	1,491,405
Series 2021-42, Class ZA, 3.00%, 2/25/51	5,057	3,256,123
Series 2021-45, Class DZ, 3.00%, 7/25/51	399	221,541
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,283	697,255
Series 2021-55, Class ZN, 2.50%, 8/25/51	370	196,716
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,528	844,692
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,294,106
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,285,643
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	23,959,150
Series 2023-61, Class BL, 6.00%, 12/25/53	5,000	5,124,682
Series 2024-82, Class CF, 5.70%, (30-day SOFR Average + 1.35%), 11/25/54(1)	63,440	63,394,915
Series 2024-86, Class FC, 5.75%, (30-day SOFR Average + 1.40%), 12/25/54(1)	11,293	11,296,464
Series 2024-92, Class JM, 8.30%, (30-day SOFR Average + 3.95%), 12/25/54(1)	3,915	4,035,976
Series 2024-98, Class S, 6.05%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,936	5,107,609
Series 2024-102, Class SA, 6.05%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	7,617	7,923,079
Series 2024-105, Class KT, 0.125%, 1/25/55	11,027	8,862,680
Series 2025-2, Class BZ, 6.00%, 7/25/54	15,456	15,375,760
Series 2025-10, Class AS, 8.10%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,756	4,097,109
Series 2025-12, Class FM, 8.35%, (30-day SOFR Average + 4.00%), 3/25/55(1)	4,840	4,948,909
Series 2025-15, Class FM, 8.20%, (30-day SOFR Average + 3.85%), 4/25/55(1)	4,904	5,025,465
Series 2025-29, Class MH, 8.40%, (30-day SOFR Average + 4.05%), 2/25/55(1)	5,599	5,750,663
Series 2025-33, Class ZW, 6.50%, 5/25/55	48,761	48,868,435
Series 2025-35, Class FE, 5.80%, (30-day SOFR Average + 1.45%), 5/25/55(1)	47,803	47,990,388
Series 2025-35, Class MT, 7.95%, (30-day SOFR Average + 5.00%), 5/25/55(1)	9,561	9,731,337
Interest Only:(3)
Series 2004-60, Class SW, 2.586%, (6.936% - 30-day SOFR Average), 4/25/34(2)	125	2,106
Series 2005-68, Class XI, 6.00%, 8/25/35	787	109,822
Series 2006-65, Class PS, 2.756%, (7.106% - 30-day SOFR Average), 7/25/36(2)	493	52,871
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2007-99, Class SD, 1.936%, (6.286% - 30-day SOFR Average), 10/25/37(2)	$741	$ 54,585
Series 2007-102, Class ST, 1.976%, (6.326% - 30-day SOFR Average), 11/25/37(2)	352	23,183
Series 2011-59, Class IW, 6.00%, 7/25/41	522	78,514
Series 2011-101, Class IC, 3.50%, 10/25/26	89	614
Series 2012-147, Class SA, 1.636%, (5.986% - 30-day SOFR Average), 1/25/43(2)	586	59,329
Series 2014-41, Class SA, 1.586%, (5.936% - 30-day SOFR Average), 7/25/44(2)	583	80,907
Series 2014-55, Class IL, 3.50%, 9/25/44	511	98,800
Series 2014-55, Class IN, 3.50%, 7/25/44	471	88,621
Series 2014-89, Class IO, 3.50%, 1/25/45	772	147,126
Series 2015-22, Class GI, 3.50%, 4/25/45	205	37,099
Series 2015-31, Class SG, 1.636%, (5.986% - 30-day SOFR Average), 5/25/45(2)	698	103,348
Series 2015-36, Class IL, 3.00%, 6/25/45	707	102,541
Series 2016-61, Class DI, 3.00%, 4/25/46	558	62,748
Series 2018-21, Class IO, 3.00%, 4/25/48	3,346	560,713
Series 2018-42, Class IA, 3.50%, 6/25/47	747	104,679
Series 2019-1, Class SA, 0.936%, (5.286% - 30-day SOFR Average), 2/25/49(2)	3,467	193,061
Series 2020-23, Class SP, 1.586%, (5.936% - 30-day SOFR Average), 2/25/50(2)	10,349	1,396,911
Series 2020-45, Class HI, 2.50%, 7/25/50	5,627	853,744
Series 2020-73, Class NI, 2.00%, 10/25/50	5,815	756,782
Series 2020-89, Class PI, 2.50%, 12/25/50	11,738	1,939,286
Series 2020-94, Class DI, 2.00%, 1/25/51	13,744	1,865,169
Series 2021-3, Class KI, 2.50%, 2/25/51	24,564	3,801,366
Series 2021-3, Class LI, 2.50%, 2/25/51	23,049	3,521,649
Series 2021-10, Class EI, 2.00%, 3/25/51	10,903	1,516,259
Series 2021-34, Class QI, 3.00%, 6/25/51	35,999	6,603,244
Series 2021-73, Class AI, 2.50%, 6/25/49	7,027	1,004,827
Series 2021-94, Class CI, 3.00%, 1/25/52	9,208	1,549,688
Series 2022-6, Class IO, 2.50%, 7/25/51	27,676	4,540,182
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	806	654,582
Series 380, Class 1, 0.00%, 7/25/37	197	162,343
Series 2007-17, Class PO, 0.00%, 3/25/37	157	122,734
Series 2009-82, Class PO, 0.00%, 10/25/39	373	295,916
Series 2012-5, Class PO, 0.00%, 12/25/39	256	209,966
Series 2012-61, Class PO, 0.00%, 8/25/37	1,093	896,664
Series 2014-9, Class DO, 0.00%, 2/25/43	7,363	5,856,421
Series 2014-17, Class PO, 0.00%, 4/25/44	898	646,236
Government National Mortgage Association:
Series 2012-77, Class MT, 4.845%, (1 mo. SOFR + 0.504%), 5/16/41(1)	264	259,831
Series 2015-144, Class KB, 3.00%, 8/20/44	503	400,679

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2016-168, Class JF, 5.443%, (1 mo. SOFR + 1.114%), 11/20/46(1)	$128	$ 112,832
Series 2017-121, Class DF, 4.965%, (1 mo. SOFR + 0.614%), 8/20/47(1)	2,559	2,491,077
Series 2017-137, Class AF, 4.965%, (1 mo. SOFR + 0.614%), 9/20/47(1)	1,148	1,117,265
Series 2020-76, Class ZL, 2.75%, 5/20/50	327	130,974
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,672	1,013,294
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,674	1,994,686
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,758	2,367,100
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,092	1,047,035
Series 2021-49, Class VZ, 2.50%, 3/20/51	22	10,279
Series 2021-77, Class ZG, 3.00%, 7/20/50	374	211,214
Series 2021-86, Class ZJ, 1.50%, 5/20/51	292	114,320
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,526	734,060
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,540	1,584,097
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,178	1,259,153
Series 2021-121, Class ZE, 2.50%, 7/20/51	132	63,796
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,745	1,788,778
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,300	792,958
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,900	4,332,073
Series 2021-177, Class JZ, 3.00%, 10/20/51	5,135	3,426,218
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,402	806,739
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,819	6,910,366
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,060	5,509,281
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,973	7,672,414
Series 2022-31, Class ZD, 3.00%, 2/20/52	837	460,042
Series 2022-175, Class SB, 6.791%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(2)	1,477	1,513,942
Series 2022-189, Class US, 6.791%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	9,430	10,241,210
Series 2022-195, Class AS, 7.038%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	3,065	3,418,656
Series 2022-197, Class SW, 5.885%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	4,562	4,674,007
Series 2022-208, Class YF, 5.348%, (30-day SOFR Average + 1.00%), 12/20/52(1)	20,947	20,891,665
Series 2022-211, Class HF, 5.348%, (30-day SOFR Average + 1.00%), 12/20/52(1)	83,788	83,566,660
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,178,456
Series 2023-53, Class SE, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	10,601	11,280,670
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,227,274
Series 2023-63, Class S, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	5,125	5,451,636
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,175,884
Series 2023-65, Class G, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	9,744	10,495,557
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-65, Class SB, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	$2,838	$ 2,977,825
Series 2023-65, Class SD, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,306	2,478,383
Series 2023-66, Class S, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,222	3,422,615
Series 2023-66, Class SD, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,289	1,369,046
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	18,789,676
Series 2023-83, Class GS, 7.599%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	5,456	6,063,978
Series 2023-83, Class S, 6.433%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	2,926	3,100,258
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,732,630
Series 2023-84, Class SN, 6.43%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	3,874	4,093,729
Series 2023-89, Class SD, 6.241%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	3,763	3,915,841
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,130,888
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,528,676
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,413,426
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,333,860
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	13,043,621
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	17,883,472
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,824,010
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	20,563,072
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	23,038,415
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,201,339
Series 2024-14, Class CY, 5.50%, 1/20/54	15,000	15,086,187
Series 2024-126, Class DY, 5.50%, 8/20/54	17,593	17,061,672
Series 2024-126, Class KY, 6.00%, 8/20/54	3,000	3,085,117
Series 2024-148, Class GB, 6.00%, 9/20/54	14,000	14,296,751
Series 2024-197, Class JY, 6.50%, 12/20/54	8,000	8,365,456
Series 2025-1, Class BY, 6.50%, 1/20/55	12,500	13,070,135
Series 2025-39, Class CM, 8.248%, (30-day SOFR Average + 3.90%), 3/20/55(1)	9,883	10,161,081
Series 2025-39, Class YM, 8.098%, (30-day SOFR Average + 3.75%), 3/20/55(1)	3,294	3,344,756
Series 2025-41, Class MT, 7.281%, (30-day SOFR Average + 2.933%), 3/20/65(1)	19,108	19,262,571
Series 2025-41, Class NT, 7.281%, (30-day SOFR Average + 2.933%), 3/20/55(1)	19,036	19,316,175
Series 2025-62, Class FM, 8.548%, (30-day SOFR Average + 4.20%), 4/20/55(1)	4,954	5,076,484
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(2)	11,158	11,284,846
Series 2025-64, Class FM, 8.608%, (30-day SOFR Average + 4.26%), 4/20/55(1)	9,914	10,154,062

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(2)	$7,935	$ 8,132,974
Series 2025-82, Class FL, 8.608%, (30-day SOFR Average + 4.50%), 5/20/55(1)	3,977	4,067,246
Series 2025-83, Class JM, 9.468%, (30-day SOFR Average + 5.12%), 5/20/55(1)	7,295	7,508,855
Series 2025-83, Class MU, 8.408%, (30-day SOFR Average + 4.30%), 4/20/55(1)	3,976	4,017,453
Series 2025-90, Class MB, 8.408%, (30-day SOFR Average + 4.30%), 5/20/55(1)	7,951	8,047,020
Series 2025-98, Class GT, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	16,961	17,609,557
Series 2025-98, Class TE, 8.208%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	7,982	8,177,935
Series 2025-98, Class TK, 8.328%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(2)	1,995	2,059,930
Series 2025-105, Class TA, 8.208%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(2)	11,970	12,287,810
Series 2025-105, Class TM, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	4,988	5,164,448
Series 2025-110, Class DT, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(2)	7,982	8,239,555
Series 2025-114, Class GT, 8.397%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(2)	13,000	13,458,878
Series 2025-139, Class MT, (30-day SOFR Average + 3.30%), 4/20/55(6)	14,000	14,154,756
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	3,912	123,871
Series 2015-151, Class KI, 0.078%, 11/20/42(5)	4,456	133,795
Series 2017-104, Class SD, 1.735%, (6.086% - 1 mo. SOFR), 7/20/47(2)	1,881	229,542
Series 2017-121, Class DS, 0.035%, (4.386% - 1 mo. SOFR), 8/20/47(2)	2,082	86,960
Series 2018-127, Class SG, 1.785%, (6.136% - 1 mo. SOFR), 9/20/48(2)	4,902	556,063
Series 2019-27, Class SA, 1.585%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,741	186,001
Series 2019-38, Class SQ, 1.585%, (5.936% - 1 mo. SOFR), 3/20/49(2)	5,254	596,501
Series 2019-43, Class BS, 1.585%, (5.936% - 1 mo. SOFR), 4/20/49(2)	2,891	310,878
Series 2020-97, Class MI, 2.50%, 3/20/50	4,723	648,986
Series 2020-116, Class MI, 2.00%, 8/20/50	443	56,864
Series 2020-134, Class IM, 2.50%, 9/20/50	12,595	1,980,394
Series 2020-146, Class IQ, 2.00%, 10/20/50	119,728	14,934,338
Series 2020-146, Class QI, 2.00%, 10/20/50	35,703	4,409,407
Series 2020-151, Class AI, 2.00%, 10/20/50	75,199	9,639,066
Series 2020-162, Class BI, 2.00%, 10/20/50	17,115	2,200,605
Series 2020-167, Class KI, 2.00%, 11/20/50	74,826	9,302,028
Series 2020-167, Class YI, 2.00%, 11/20/50	91,819	11,795,287
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-173, Class DI, 2.00%, 11/20/50	$74,818	$ 9,607,363
Series 2020-176, Class AI, 2.00%, 11/20/50	25,300	3,249,786
Series 2020-176, Class HI, 2.50%, 11/20/50	17,197	2,684,336
Series 2020-181, Class TI, 2.00%, 12/20/50	73,903	9,531,574
Series 2020-185, Class BI, 2.00%, 12/20/50	14,692	1,894,958
Series 2021-9, Class GI, 2.00%, 1/20/51	35,694	4,633,036
Series 2021-15, Class AI, 2.00%, 1/20/51	19,469	2,527,388
Series 2021-23, Class TI, 2.50%, 2/20/51	9,985	1,540,522
Series 2021-30, Class AI, 2.00%, 2/20/51	8,462	1,105,365
Series 2021-46, Class IM, 2.50%, 3/20/51	4,047	611,403
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	12,843	107,394
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	4,717	39,088
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	14,188	342,640
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	8,692	205,667
Series 2021-97, Class IG, 2.50%, 8/20/49	61,918	7,606,629
Series 2021-97, Class QI, 3.00%, 6/20/51	13,812	2,346,729
Series 2021-98, Class EI, 3.00%, 6/20/51	27,001	4,374,758
Series 2021-114, Class MI, 3.00%, 6/20/51	10,088	1,704,762
Series 2021-122, Class NI, 3.00%, 7/20/51	6,921	1,175,873
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	16,976	460,402
Series 2021-131, Class QI, 3.00%, 7/20/51	25,272	3,325,082
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	19,044	77,199
Series 2021-160, Class DI, 3.00%, 9/20/51	24,995	4,429,506
Series 2021-160, Class IT, 2.50%, 9/20/51	35,057	4,111,005
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	38,141	169,585
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	19,293	85,448
Series 2021-193, Class IU, 3.00%, 11/20/49	54,069	7,817,868
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	43,789	433,326
Series 2021-196, Class GI, 3.00%, 11/20/51	26,433	4,320,425
Series 2021-201, Class PI, 3.00%, 11/20/51	21,550	2,571,459
Series 2021-209, Class IW, 3.00%, 11/20/51	14,116	1,938,217
Series 2022-104, Class IO, 2.50%, 6/20/51	22,119	3,209,379
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	172,208	1,225,553
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	19,134	136,173
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	51,352	742,536

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	$38,268	$ 575,466
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	110,491	1,012,312
Series 2023-13, Class SA, 1.052%, (5.40% - 30-day SOFR Average), 1/20/53(2)	8,759	401,730
Series 2023-19, Class SD, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(2)	12,729	847,625
Series 2023-20, Class HS, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(2)	8,802	583,271
Series 2023-22, Class ES, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(2)	11,736	778,330
Series 2023-22, Class SA, 1.352%, (5.70% - 30-day SOFR Average), 2/20/53(2)	15,358	718,474
Series 2023-24, Class SB, 0.802%, (5.15% - 30-day SOFR Average), 2/20/53(2)	23,473	998,979
Series 2023-24, Class SG, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(2)	11,736	778,330
Series 2023-32, Class SA, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(2)	40,353	2,676,108
Series 2023-38, Class LS, 1.952%, (6.30% - 30-day SOFR Average), 3/20/53(2)	17,581	1,144,029
Series 2023-47, Class HS, 1.952%, (6.30% - 30-day SOFR Average), 3/20/53(2)	5,860	381,343
Series 2023-47, Class SC, 1.902%, (6.25% - 30-day SOFR Average), 3/20/53(2)	8,804	564,035
Series 2023-53, Class SK, 1.852%, (6.20% - 30-day SOFR Average), 4/20/53(2)	23,515	1,512,839
Series 2023-65, Class BS, 1.802%, (6.15% - 30-day SOFR Average), 5/20/53(2)	23,216	1,302,881
Series 2024-64, Class EI, 6.50%, 4/20/64	5,747	822,145
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	588	456,344
Series 2010-88, Class OA, 0.00%, 7/20/40	408	309,546
Series 2015-24, Class KO, 0.00%, 6/20/35	347	314,981
Total Collateralized Mortgage Obligations (identified cost $1,751,659,177)		$1,692,189,425

Government National Mortgage Association Participation Agreements — 3.0%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.106%, 1/1/59(7)	$79,992	$ 81,053,014
Total Government National Mortgage Association Participation Agreements (identified cost $79,992,000)		$ 81,053,014

U.S. Department of Agriculture Loans — 2.0%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$1,784	$ 1,784,321
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,406	6,407,682
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	12,641	12,643,427
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,000	6,033,096
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	8,027	8,071,110
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	11,529	11,544,978
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 8/1/54(1)	7,249	7,250,053
Total U.S. Department of Agriculture Loans (identified cost $53,635,696)		$ 53,734,667

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.562%, 8/25/41(5)	$42,311	$ 1,098,200
Series 2021-SB92, Class X1, 0.559%, 8/25/41(5)	21,579	563,519
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.676%, 4/16/63(5)	51,639	2,634,315
Series 2021-132, Class IO, 0.72%, 4/16/63(5)	55,384	2,954,922
Series 2021-144, Class IO, 0.823%, 4/16/63(5)	48,968	2,984,332
Series 2021-186, Class IO, 0.764%, 5/16/63(5)	45,875	2,526,447
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	65,378	3,206,515
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $19,463,319)		$ 15,968,250

U.S. Government Agency Mortgage-Backed Securities — 67.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.253%, (COF + 1.254%), with maturity at 2029(8)	$3	$ 3,218
4.388%, (COF + 1.254%), with maturity at 2035(8)	36	34,596
4.50%, with maturity at 2035	177	174,238

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
4.505%, (COF + 1.252%), with maturity at 2032(8)	$56	$ 54,370
4.642%, (COF + 1.251%), with maturity at 2030(8)	59	58,176
5.00%, with maturity at 2052	3,934	3,795,975
5.251%, (COF + 2.314%), with maturity at 2037(8)	136	135,512
5.262%, (5 yr. CMT + 2.515%), with maturity at 2032(8)	79	78,565
5.50%, with various maturities to 2053	50,173	50,181,161
5.601%, (30-day SOFR Average + 2.37%), with maturity at 2052(8)	656	664,424
6.00%, with various maturities to 2055	42,449	43,137,915
6.123%, (30-day SOFR Average + 2.165%), with maturity at 2054(8)	1,669	1,685,167
6.144%, (1 yr. CMT + 1.975%), with maturity at 2034(8)	222	225,862
6.452%, (1 yr. CMT + 2.239%), with maturity at 2036(8)	296	301,765
6.50%, with various maturities to 2055	103,072	106,479,184
6.569%, (1 yr. CMT + 2.251%), with maturity at 2038(8)	250	254,556
6.693%, (1 yr. CMT + 2.25%), with maturity at 2035(8)	773	786,372
6.955%, (1 yr. CMT + 2.348%), with maturity at 2036(8)	247	252,201
7.00%, with maturity at 2033	22	22,707
Federal National Mortgage Association:
3.00%, with various maturities to 2050	13,821	12,031,800
4.183%, (COF + 1.25%), with various maturities to 2027(8)	15	14,615
4.187%, (COF + 1.254%), with various maturities to 2035(8)	127	123,650
4.188%, (COF + 1.254%), with various maturities to 2034(8)	65	64,077
4.189%, (COF + 1.254%), with maturity at 2033(8)	102	101,560
4.241%, (COF + 1.254%), with maturity at 2034(8)	49	48,668
4.421%, (COF + 1.261%), with maturity at 2036(8)	65	63,567
4.503%, (21.30% - 30-day SOFR Average x 3.00), with maturity at 2036(8)	40	39,202
4.628%, (COF + 1.695%), with maturity at 2029(8)	0(9)	130
4.641%, (COF + 1.259%), with maturity at 2036(8)	14	13,925
4.668%, (COF + 1.497%), with maturity at 2029(8)	82	82,279
4.732%, (COF + 1.799%), with maturity at 2034(8)	116	114,541
4.743%, (COF + 1.238%), with maturity at 2037(8)	23	22,432
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.795%, (COF + 1.855%), with maturity at 2034(8)	$15	$ 14,326
4.812%, (COF + 1.26%), with maturity at 2038(8)	3	2,721
4.939%, (COF + 1.74%), with maturity at 2035(8)	128	125,914
5.00%, with various maturities to 2048	1,016	985,041
5.103%, (COF + 1.79%), with maturity at 2035(8)	90	88,005
5.126%, (COF + 1.81%), with maturity at 2036(8)	179	176,198
5.295%, (COF + 2.295%), with maturity at 2026(8)	3	3,122
5.50%, with various maturities to 2052	29,721	29,720,896
5.608%, (COF + 1.738%), with maturity at 2034(8)	26	25,739
5.946%, (30-day SOFR Average + 2.05%), with maturity at 2054(8)	1,798	1,830,557
5.997%, (30-day SOFR Average + 2.245%), with maturity at 2054(8)	2,396	2,447,174
6.00%, with various maturities to 2054	16,360	16,751,313
6.296%, (1 yr. CMT + 2.083%), with maturity at 2040(8)	110	111,892
6.353%, (COF + 2.004%), with maturity at 2032(8)	15	15,538
6.411%, (1 yr. CMT + 2.016%), with maturity at 2033(8)	115	116,563
6.50%, with various maturities to 2055	36,959	38,236,065
6.538%, (1 yr. CMT + 2.107%), with maturity at 2037(8)	257	262,559
6.548%, (1 yr. CMT + 2.201%), with maturity at 2039(8)	593	606,119
6.584%, (1 yr. CMT + 2.157%), with maturity at 2036(8)	96	97,875
6.722%, (1 yr. CMT + 2.203%), with maturity at 2031(8)	9	8,513
6.756%, (1 yr. CMT + 2.247%), with maturity at 2033(8)	667	680,646
6.851%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(8)	266	273,637
6.857%, (1 yr. CMT + 2.586%), with maturity at 2038(8)	256	263,032
6.925%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(8)	74	76,223
7.00%, with maturity at 2054	1,776	1,862,323
7.50%, with maturity at 2054	392	410,214
Government National Mortgage Association:
2.50%, with maturity at 2051	1,906	1,590,602
4.00%, with various maturities to 2052	8,183	7,550,781
4.50%, with various maturities to 2052	43,493	41,473,078
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(8)	18	18,481
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(8)	8	7,924
5.00%, with various maturities to 2052	78,055	76,759,145

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
5.50%, with various maturities to 2062	$95,017	$ 95,777,293
6.00%, 30-Year, TBA(10)	190,000	192,626,608
6.00%, with various maturities to 2063	109,180	112,303,766
6.50%, 30-Year, TBA(10)	86,000	87,984,308
6.50%, with maturity at 2055(11)	1,555	1,606,684
6.50%, with various maturities to 2064	70,568	73,232,574
7.00%, with various maturities to 2064	78,783	81,097,293
7.50%, with various maturities to 2064	4,996	5,175,480
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(10)	83,000	71,052,532
5.50%, 30-Year, TBA(10)	69,200	68,829,673
6.00%, 30-Year, TBA(10)	402,275	407,853,408
6.50%, 30-Year, TBA(10)	192,900	198,943,200
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,846,158,697)		$1,840,121,445

U.S. Government Guaranteed Small Business Administration Pools & Loans — 1.0%
Security	Principal Amount (000's omitted)	Value
6.50%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	$11,389	$ 12,016,363
6.825%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	7,827	8,301,513
SBA IO Trust:
Interest Only:(12)(13)(14)
Series 2018-5, Class A, 2.071%, 6/27/44	44,299	1,818,041
Series 2019-1, Class A, 2.739%, 9/25/45	129,631	6,832,584
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $57,783,001)		$ 28,968,501

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(15)	4,065,943	$ 4,065,943
Total Short-Term Investments (identified cost $4,065,943)		$ 4,065,943
Total Purchased Swaptions — 0.0%† (identified cost $918,605)		$ 87,521
Total Investments — 136.0% (identified cost $3,813,676,438)		$3,716,188,766

TBA Sale Commitments — (9.1)%
U.S. Government Agency Mortgage-Backed Securities — (9.1)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(10)	$ (100,000)	$ (87,394,730)
4.00%, 30-Year, TBA(10)	(8,000)	(7,366,474)
4.50%, 30-Year, TBA(10)	(44,500)	(42,218,885)
5.00%, 30-Year, TBA(10)	(84,299)	(82,235,495)
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(10)	(30,000)	(29,839,454)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $248,843,698)		$ (249,055,038)
Total TBA Sale Commitments (proceeds $248,843,698)		$ (249,055,038)
Other Assets, Less Liabilities — (26.9)%		$ (734,459,181)
Net Assets — 100.0%		$2,732,674,547
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2025.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after July 31, 2025.
(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2025.
(9)	Principal amount is less than $500.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	When-issued security.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $8,650,625 or 0.3% of the Fund's net assets.
(14)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2025 of all interest only securities comprising the trust.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 9/10/55 to pay SOFR and receive 4.53%	Bank of America, N.A.	USD	100,000,000	9/8/25	$87,521
Total					$87,521
†	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(1,671)	Short	9/30/25	$(180,755,203)	$ (57,311)
U.S. 10-Year Treasury Note	(470)	Short	9/19/25	(52,199,375)	(253,268)
U.S. Long Treasury Bond	(380)	Short	9/19/25	(43,391,250)	(624,224)
U.S. Ultra 10-Year Treasury Note	(459)	Short	9/19/25	(51,902,859)	(311,986)
U.S. Ultra-Long Treasury Bond	(300)	Short	9/19/25	(35,193,750)	(990,008)
					$(2,236,797)

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	245,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	$ 93,671,928	$ —	$ 93,671,928
USD	76,200	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	27,795,389	—	27,795,389
Total						$121,467,317	$ —	$121,467,317
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
OTC	– Over-the-counter
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,065,943, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,523,153	$1,187,791,143	$(1,196,248,353)	$ —	$ —	$4,065,943	$1,991,889	4,065,943
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Short Duration Government Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,692,189,425	$ —	$1,692,189,425
Government National Mortgage Association Participation Agreements	—	81,053,014	—	81,053,014
U.S. Department of Agriculture Loans	—	53,734,667	—	53,734,667
U.S. Government Agency Commercial Mortgage-Backed Securities	—	15,968,250	—	15,968,250
U.S. Government Agency Mortgage-Backed Securities	—	1,840,121,445	—	1,840,121,445
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	28,968,501	—	28,968,501
Short-Term Investments	4,065,943	—	—	4,065,943
Purchased Interest Rate Swaptions	—	87,521	—	87,521
Total Investments	$ 4,065,943	$3,712,122,823	$ —	$3,716,188,766
Swap Contracts	$ —	$ 121,467,317	$ —	$ 121,467,317
Total	$ 4,065,943	$3,833,590,140	$ —	$3,837,656,083
Liability Description
TBA Sale Commitments	$ —	$ (249,055,038)	$ —	$ (249,055,038)
Futures Contracts	(2,236,797)	—	—	(2,236,797)
Total	$(2,236,797)	$ (249,055,038)	$ —	$ (251,291,835)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.